Segmental analysis	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Segmental analysis	Segmental analysis
The group’s organizational structure reflects the various activities in which bp is engaged as well as how performance and resource allocation is evaluated by the chief operating decision maker. At 31 December 2023, bp has three reportable segments: Gas & low carbon energy, Oil production & operations, and Customers & products. Each are managed separately, with decisions taken for the segment as a whole, and represent a single operating segment that does not result from aggregating two or more segments.
Gas & low carbon energy comprises regions with upstream businesses that predominantly produce natural gas, gas marketing and trading activities and the group's solar, wind and hydrogen businesses.
Oil production & operations comprises regions with upstream activities that predominantly produce crude oil.
Customers & products comprises the group’s customer-focused businesses, which includes convenience and retail fuels, EV charging, as well as Castrol, aviation and B2B and midstream. It also includes our products businesses, refining & oil trading, as well as our bioenergy businesses.
Other businesses and corporate also comprises the group’s shipping and treasury functions, and corporate activities worldwide.
The accounting policies of the operating segments are the same as the group’s accounting policies described in Note 1. However, IFRS requires that the measure of profit or loss disclosed for each operating segment is the measure that is provided regularly to the chief operating decision maker for the purposes of performance assessment and resource allocation. For bp, this measure of profit or loss is replacement cost profit or loss before interest and tax which reflects the replacement cost of supplies by excluding from profit or loss before interest and tax inventory holding gains and losses[a]. Replacement cost profit or loss before interest and tax for the group is not a recognized measure under IFRS.
Sales between segments are made at prices that approximate market prices, taking into account the volumes involved. Segment revenues and segment results include transactions between business segments. These transactions and any unrealized profits and losses are eliminated on consolidation, unless unrealized losses provide evidence of an impairment of the asset transferred. Sales to external customers by region are based on the location of the group subsidiary which made the sale. The UK region includes the UK-based international activities of customers & products.
All surpluses and deficits recognized on the group balance sheet in respect of pension and other post-retirement benefit plans are allocated to Other businesses and corporate. However, the periodic expense relating to these plans is allocated to the operating segments based upon the business in which the employees work.
Certain financial information is provided separately for the US as this is an individually material country for bp, and for the UK as this is bp’s country of domicile.

[a]Inventory holding gains and losses represent:
•the difference between the cost of sales calculated using the replacement cost of inventory and the cost of sales calculated on the first-in first-out (FIFO) method after adjusting for any changes in provisions where the net realizable value of the inventory is lower than its cost. Under the FIFO method, which we use for IFRS reporting of inventories other than for trading inventories, the cost of inventory charged to the income statement is based on its historical cost of purchase or manufacture, rather than its replacement cost. In volatile energy markets, this can have a significant distorting effect on reported income. The amounts disclosed as inventory holding gains and losses represent the difference between the charge to the income statement for inventory on a FIFO basis (after adjusting for any related movements in net realizable value provisions) and the charge that would have arisen based on the replacement cost of inventory. For this purpose, the replacement cost of inventory is calculated using data from each operation’s production and manufacturing system, either on a monthly basis, or separately for each transaction where the system allows this approach.
•an adjustment relating to certain trading inventories that are not price risk managed which relate to a minimum inventory volume that is required to be held to maintain underlying business activities. This adjustment represents the movement in fair value of the inventories due to prices, on a grade-by-grade basis, during the period. This is calculated from each operation’s inventory management system on a monthly basis using the discrete monthly movement in market prices for these inventories.
The amounts disclosed are not separately reflected in the financial statements as a gain or loss. No adjustment is made in respect of the cost of inventories held as part of a trading position and certain other temporary inventory positions that are price risk-managed.
5. Segmental analysis – continued

						$ million
						2023
By business	gas & low carbon energy	oil production & operations	customers & products	other businesses & corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	50,297	24,904	160,215	2,657	(27,943)	210,130
Less: sales and other operating revenues between segments	(1,808)	(23,708)	(367)	(2,060)	27,943	—
Third party sales and other operating revenues	48,489	1,196	159,848	597	—	210,130
Earnings from joint ventures and associates – after interest and tax	(677)	1,164	427	(16)	—	898
Segment results
Replacement cost profit (loss) before interest and taxation	14,080	11,191	4,230	(903)	(14)	28,584
Inventory holding gains (losses)[a]	1	—	(1,237)	—	—	(1,236)
Profit (loss) before interest and taxation	14,081	11,191	2,993	(903)	(14)	27,348

Finance costs						(3,840)
Net finance income relating to pensions and other post-retirement benefits						241
Profit before taxation						23,749
Other income statement items
Depreciation, depletion and amortization
US	96	3,554	1,883	85	—	5,618
Non-US	5,584	2,138	1,665	923	—	10,310
Charges for provisions, net of write-back of unused provisions, including change in discount rate	139	35	2,007	152	—	2,333
Segment assets
Investments in joint ventures and associates	4,173	10,721	5,327	28	—	20,249
Additions to non-current assets[b]	4,859	7,384	9,383	1,075	—	22,701
[a]See explanation of inventory holding gains and losses on page 193.
[b]Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.
5. Segmental analysis – continued

						$ million
						2022
By business	gas & low carbon energy	oil production & operations	customers & products	other businesses & corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	56,255	33,193	188,623	2,299	(38,978)	241,392
Less: sales and other operating revenues between segments	(5,913)	(30,294)	(1,418)	(1,353)	38,978	—
Third party sales and other operating revenues	50,342	2,899	187,205	946	—	241,392
Earnings from joint ventures and associates – after interest and tax	148	1,609	248	525	—	2,530
Segment results
Replacement cost profit (loss) before interest and taxation	14,696	19,721	8,869	(26,737)	139	16,688
Inventory holding gains (losses)[a]	(8)	(7)	1,366	—	—	1,351
Profit (loss) before interest and taxation	14,688	19,714	10,235	(26,737)	139	18,039

Finance costs						(2,703)
Net finance income relating to pensions and other post-retirement benefits						69
Profit before taxation						15,405
Other income statement items
Depreciation, depletion and amortization
US	75	3,141	1,328	80	—	4,624
Non-US	4,933	2,423	1,542	796	—	9,694
Charges for provisions, net of write-back of unused provisions, including change in discount rate	(234)	213	3,955	143	—	4,077
Segment assets
Investments in joint ventures and associates	5,299	11,370	3,875	57	—	20,601
Additions to non-current assets[b]	4,439	15,098	9,541	1,047	—	30,125
[a]See explanation of inventory holding gains and losses on page 193.
[b]Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.
5. Segmental analysis – continued

						$ million
						2021
By business	gas & low carbon energy	oil production & operations	customers & products	other businesses & corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	30,840	24,519	130,095	1,724	(29,439)	157,739
Less: sales and other operating revenues between segments	(4,563)	(22,408)	(1,226)	(1,242)	29,439	—
Third party sales and other operating revenues	26,277	2,111	128,869	482	—	157,739
Earnings from joint ventures and associates – after interest and tax	426	576	385	2,612	—	3,999
Segment results
Replacement cost profit (loss) before interest and taxation	2,133	10,501	2,208	(348)	(67)	14,427
Inventory holding gains (losses)[a]	33	8	3,355	—	—	3,655
Profit (loss) before interest and taxation	2,166	10,509	5,563	(89)	(67)	18,082

Finance costs						(2,857)
Net finance income relating to pensions and other post-retirement benefits						2
Profit before taxation						15,227
Other income statement items
Depreciation, depletion and amortization
US	80	3,174	1,349	94	—	4,697
Non-US	4,384	3,354	1,651	719	—	10,108
Charges for provisions, net of write-back of unused provisions, including change in discount rate	173	7	3,063	477	—	3,720
Segment assets
Investments in joint ventures and associates	5,224	8,044	3,291	14,424	—	30,983
Additions to non-current assets[b]	4,963	6,090	3,940	1,007	—	16,000
[a]See explanation of inventory holding gains and losses on page 193.
[b]Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.

			$ million
			2023
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	60,577	149,553	210,130
Other income statement items
Production and similar taxes	136	1,643	1,779
Non-current assets
Non-current assets[b] [c]	64,238	83,816	148,054
[a]Non-US region includes UK $39,975 million
[b]Non-US region includes UK $23,949 million
[c]Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.

			$ million
			2022
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	71,118	170,274	241,392
Other income statement items
Production and similar taxes	194	2,131	2,325
Non-current assets
Non-current assets[b] [c]	60,237	89,144	149,381
[a]Non-US region includes UK $36,541 million.
[b]Non-US region includes UK $24,813 million.
[c]Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.
5. Segmental analysis – continued

			$ million
			2021
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	53,748	103,991	157,739
Other income statement items
Production and similar taxes	108	1,200	1,308
Non-current assets
Non-current assetsb c	54,395	108,793	163,188
[a]Non-US region includes UK $11,248 million.
[b]Non-US region includes UK $19,530 million.
[c]Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.